CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 492,833	$ 572,620	$ 350,365
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,772	19,847	15,328
Stock-based compensation	61,289	41,011	48,037
Amortization of operating lease - right of use assets	3,793
Provision for allowance for doubtful accounts	38,561	6,226	5,478
Deferred income taxes	16,839	4,438	(1,503)
(Income) Loss from equity method investments	13,198	(57)	(1,030)
Dividend received from equity method investments	932	657	267
(Gain) Loss on sale of investments	(612)	287	(14)
Fair value changes through earnings on investment	(207,438)	(40,074)
Investment related impairment	249,935	24,074	4,747
Goodwill and acquired intangibles impairment		10,554
Gain on disposal of property and equipment	(120)	(120)	(85)
Amortization of convertible debt and unsecured senior notes issuance cost	4,803	4,140	690
Changes in assets and liabilities, net of acquisition:
Prepaid expenses and other current assets	(20,128)	(49,381)	(28,050)
Other assets	(101)	(1,044)	(649)
Accounts payable	5,161	64,277	22,121
Accrued and other liabilities	117,606	55,560	88,474
Deferred revenues	11,254	24,375	31,967
Operating lease liabilities	(3,502)
Income taxes payable	11,463	20,968	62,323
Net cash provided by operating activities	631,653	488,007	539,151
Cash flows from investing activities:
Purchases of short-term investments	(1,230,596)	(1,792,481)	(1,439,558)
Maturities of short-term investments	869,792	1,989,055	696,245
Cash paid (including prepayment) on long-term investments	(688,920)	(419,126)	(54,640)
Proceeds from disposal of/refund of prepayment on long-term investments	60,307	85,134	2,458
Proceeds from disposal of property and equipment	122	136	107
Purchases of property and equipment	(21,746)	(28,350)	(20,454)
Cash paid for business acquisition, net of cash acquired		(40,000)	(2,298)
Net cash used in investing activities	(1,201,358)	(254,032)	(815,422)
Cash flows from financing activities:
Proceeds from employee options exercised	275	781	2,285
Proceeds from unsecured senior notes, net of debt issuance costs	793,325
Payments to non-controlling shareholders	(1,731)	(196)
Net cash provided by (used in) financing activities	791,869	(1,415)	883,578
Effect of exchange rate changes on cash and cash equivalents	(3,775)	1,083	28,880
Net increase in cash and cash equivalents	218,389	233,643	636,187
Cash and cash equivalents at the beginning of the year	1,234,596	1,000,953	364,766
Cash and cash equivalents at the end of the year	1,452,985	1,234,596	1,000,953
Supplemental disclosure of cash flow information
Cash paid for income tax	(80,666)	(70,060)	(8,168)
Supplemental schedule of non-cash investing and financing activities
Property and equipment in accounts payable	4,693	5,258	3,667
Unpaid consideration for acquisitions		10,000
Consideration settled for acquisition (Note 10)	(10,000)
2022 Notes
Cash flows from financing activities:
Proceeds from convertible notes, net of debt issuance costs	879,300		879,293
Supplemental disclosure of cash flow information
Cash paid for interest expenses	(11,250)	(11,719)
Alibaba
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	(13,032)	(8,028)	(18,539)
Other related parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	28,362	(103,982)	410
SINA
Changes in assets and liabilities, net of acquisition:
Amount due to (from) SINA	(90,129)	(48,687)	209
Cash flows from investing activities:
Loan to SINA	(233,884)	(149,460)	(59,534)
Repayment of loan by SINA	43,567	101,060	62,252
Cash flows from financing activities:
Loan from SINA			62,000
Repayment of loan from SINA		(2,000)	(60,000)
Supplemental disclosure of cash flow information
Cash paid for interest expenses			(1,537)
Third parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	$ (115,086)	$ (109,654)	$ (41,395)